Profit/(Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Profit/(Loss) Per Share [Abstract]
Profit/(loss) per share
4.	Loss per share

Basic profit/(loss) per share amounts are calculated by dividing profit/(loss) for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted profit/(loss) per share amounts are calculated by dividing the profit/(loss) attributable to ordinary equity holders of the parent (after adjusting for change in fair value of the convertible preference shares and warrants) by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. The dilutive effect of outstanding share options is reflected as additional share dilution.

The following reflects the income and share data used in the basic and diluted earnings per share computations:

Basic earnings per share

The calculation of basic earnings per share has been based on the following profit/(loss) attributable to ordinary equity holders of the parent and weighted-average number of ordinary shares outstanding.

		Six months ended
		30/06/2018	30/06/2019
		US$’000	US$’000
I.	Loss attributable to ordinary equity holders of the parent (basic):
	Loss for the year, attributable to ordinary equity holders of the parent	(21,471)	(8,767)

		No. of shares	No. of shares
II.	Weighted-average number of ordinary shares in thousands (basic):
	Issued ordinary shares at 1 January	6,029	8,644
	Effect of shares issued in January 2019	-	88
	Effect of reverse split at ratio 8:1 in March 2019	(5,275)	(7,641)
	Effect of shares issued in April 2019	-	1,021
	Effect of exercise of warrants	-	290
	Effect of shares issued in May 2019	-	32
	Weighted-average number of ordinary shares at 30 June, as adjusted for subsequent reverse split	754	2,434

	Basic loss per share (US$ per share)	(28.48)	(3.60)

Diluted earnings per share

The calculation of diluted earnings per share has been based on the following (loss)/profit attributable to ordinary equity holders of the parent and weighted-average number of ordinary shares outstanding after adjustment for the effects of all dilutive potential ordinary shares.

		Six months ended
		30/06/2018	30/06/2019
		US$’000	US$’000
I.	Loss attributable to ordinary equity holders of the parent (diluted):
	Loss attributable to ordinary equity holders of the parent	(21,471)	(8,767)
	Change in fair value of convertible preference shares:
	Series A	3,219	-
	Series B	4,150	-
	Series C	6,994	-
	Series D	(144)	-
	Unwinding of discount on contingent settlement provision	5	-
	Loss attributable to ordinary equity holders of the parent (diluted)	(7,247)	(8,767)

II.	Weighted-average number of ordinary shares in thousands (diluted)
	Weighted-average number of ordinary shares (basic)	754	2,434
	Effect of conversion of preference shares	1,411	-
	Effect of share options on issue	117	100
		2,282	2,534

	Diluted loss per share (US$ per share)	(3.18)	(3.46)

28	Profit/(loss) per share

Basic profit/(loss) per share amounts are calculated by dividing profit/(loss) for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted profit/(loss) per share amounts are calculated by dividing the profit/(loss) attributable to ordinary equity holders of the parent (after adjusting for change in fair value of the convertible preference shares and warrants) by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. The dilutive effect of outstanding share options is reflected as additional share dilution.

The following reflects the income and share data used in the basic and diluted earnings per share computations:

Basic earnings per share

The calculation of basic earnings per share has been based on the following profit/(loss) attributable to ordinary equity holders of the parent and weighted-average number of ordinary shares outstanding.

	31/12/2016	31/12/2017	31/12/2018
	US$’000	US$’000	US$’000
I. Profit/(loss) attributable to ordinary equity holders of the parent (basic):
Profit/(loss) for the year, attributable to ordinary equity holders of the parent	40,654	55,365	(35,239)

	31/12/2016	31/12/2017	31/12/2018
	Reebonz Limited No. of shares	Reebonz Limited No. of shares	Reebonz Holding Limited No. of shares
	(Restated)*	(Restated)*
II. Weighted-average number of ordinary shares in thousands (basic)
Issued ordinary shares at 1 January	10,564	10,564	6,029
Conversion of ordinary shares at ratio 0.56	(4,648)	(4,724)	—
Effect of shares issued in February 2017	—	120	—
Effect of shares issued in March 2017	—	53	—
Effect of conversion of preference shares	—	—	402
Convertible loan into ordinary shares	—	—	6
Promissory note into ordinary shares	—	—	3
Issued share capital	—	—	61
Backstop shares	—	—	66
Effect of reverse split at ratio 8:1 in March 2019	(5,176)	(5,261)	(5,746)
Effect of share rights	42	42	—
Weighted-average number of ordinary shares at 31 December, as adjusted for subsequent reverse split	782	794	821

Basic profit/(loss) per share (US$ per share)	51.99	69.73	(42.92)

Diluted earnings per share

The calculation of diluted earnings per share has been based on the following (loss)/profit attributable to ordinary equity holders of the parent and weighted-average number of ordinary shares outstanding after adjustment for the effects of all dilutive potential ordinary shares.

	31/12/2016	31/12/2017	31/12/2018
	US$’000	US$’000	US$’000
I. Profit/(loss) attributable to ordinary equity holders of the parent (diluted):
Profit/(loss) attributable to ordinary equity holders of the parent	40,654	55,365	(35,239)
Change in fair value of convertible preference shares:
Series A	(10,056)	(7,668)	1,659
Series B	(11,723)	(11,792)	2,140
Series C	(17,973)	(25,756)	3,574
Series D	(19,481)	(24,847)	(5,305)
Unwinding of discount on contingent settlement provision	(4)	58	63
Loss attributable to ordinary equity holders of the parent (diluted)	(18,583)	(14,640)	(33,108)

	31/12/2016	31/12/2017	31/12/2018
	Reebonz Limited No. of shares	Reebonz Limited No. of shares	Reebonz Holding Limited No. of shares
	(Restated)*	(Restated)*
II. Weighted-average number of ordinary shares in thousands (diluted)
Weighted-average number of ordinary shares (basic)	782	794	821
Effect of conversion of preference shares	1,411	1,411	1,361
Effect of share options on issue	163	69	55
	2,356	2,274	2,237

Diluted loss per share (US$ per share)	(7.89)	(6.44)	(14.80)

*	Due to the business combination as described in Note 38, the comparative information have also been restated to reflect the denominator used in earnings per share for comparative periods.